Average Annual Total Returns - First Trust Nasdaq Retail ETF	First Trust Nasdaq Retail ETF 1 Year	First Trust Nasdaq Retail ETF Since Inception	First Trust Nasdaq Retail ETF Inception Date	First Trust Nasdaq Retail ETF After tax on distributions 1 Year	First Trust Nasdaq Retail ETF After tax on distributions Since Inception	First Trust Nasdaq Retail ETF After tax on distributions and sale of fund shares 1 Year	First Trust Nasdaq Retail ETF After tax on distributions and sale of fund shares Since Inception	Nasdaq US Smart Retail Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq US Smart Retail Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ US Benchmark Retail Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ US Benchmark Retail Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ US Benchmark Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ US Benchmark Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	15.41%	9.88%	Sep. 20, 2016	14.95%	9.34%	9.08%	7.49%	16.16%	10.58%	41.18%	22.56%	21.27%	16.63%